Share Capital - Performance Share Units (Details)	12 Months Ended
	Dec. 31, 2023 shares shares	Dec. 31, 2022 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	219,961
Issued	87,351	88,876
Outstanding balance, end of year	307,312	219,961
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	881,788	793,043
Issued	437,204	344,549
Settled	(238,881)	(212,765)
Forfeited	(112,190)	(43,039)
Outstanding balance, end of year	967,921	881,788